Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: June 30, 2003
Check here if Amendment [x]; Amendment
Number: 30
This Amendment (Check only one):
[x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD July 31, 2003





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
46
Form 13F Information Table Value Total:
160,096
List of Other Included Managers:
NONE





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
Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting  Authority
                                                       Prn Amt            Call  Discretion  Managers  Sole  Shared None


Alfa Corp.              Com        015385107     738     58,100      SH          SOLE                 58,100
Baker Michael Corp      Com        057149106   3,517    328,737      SH          SOLE                328,737
Bostonfed Bancorp       Com        101178101     628     23,331      SH          SOLE                 23,331
Burlington Res Inc.     Com        122014103   1,564     28,930      SH          SOLE                 28,930
Chesapeake Utilities    Com        165303108     232     10,275      SH          SOLE                 10,275
CIT Group               Com        125581108   1,935     78,500      SH          SOLE                 78,500
Columbia Bankcorp       Com        197227101     288     12,000      SH          SOLE                 12,000
EOG Res Inc.            Com        26875P101   1,908     45,597      SH          SOLE                 45,597
Emcor Group             Com        29084Q100   6,436    130,380      SH          SOLE                130,380
Emerson Elec Co.        Com        291011104   1,830     35,805      SH          SOLE                 35,805
Federal Signal          Com        313855108     216     12,300      SH          SOLE                 12,300
Griffon Corp.           Com        398433102   1,782    111,400      SH          SOLE                111,400
Insituform Tech         CLA        457667103   5,666    320,450      SH          SOLE                320,450
John Hancock Bk      SHBENINT      409735107   2,539    287,275      SH          SOLE                287,275
Middleby                Com        596278101   7,897    564,100      SH          SOLE                564,100
Nabi Biopharmac         Com        629519109   5,431    791,650      SH          SOLE                791,650
NiSource Inc.           Com        65473P105   3,240    170,500      SH          SOLE                170,500
PartnerRe Holdings      Com        G6852T105   6,168    120,678      SH          SOLE                120,678
PFF Bancorp             Com        69331W104   1,545     39,975      SH          SOLE                 39,975
PPL Corporation         Com        69351T106   8,280    192,550      SH          SOLE                192,550
Pentair                 Com        709631105     391     10,000      SH          SOLE                 10,000
Provident Bankshares    Com        743859100     254     10,000      SH          SOLE                 10,000
Resource Bankshares     Com        76121R104     374     11,000      SH          SOLE                 11,000
SCS Transn              Com        81111T102     356     28,200      SH          SOLE                 28,200
Southern Finl Bancorp   Com        842870107     773     25,299      SH          SOLE                 25,299
SunTrust Bks            Com        867914103   2,767     46,625      SH          SOLE                 46,625
Tredegar Corp.          Com        894650100     429     28,600      SH          SOLE                 28,600
Urstadt Biddle Pptys    CLA        917286205     965     75,000      SH          SOLE                 75,000
Washington Mutual       Com        939322103   4,275    103,511      SH          SOLE                103,511
Waste Industries        Com        941057101   2,778    390,100      SH          SOLE                390,100
Yardville Nat'l         Com        985021104   1,403     71,950      SH          SOLE                 71,950
Ameritrade Hldg    Note 5.75 8/0   03072HAB5   6,378  6,351,000      PRN         SOLE              6,351,000
Anixter Int'l      Note      6/2   035290AC9   1,643  5,000,000      PRN         SOLE              5,000,000
Arbor Software     Note 4.5  3/1   038918AC2  13,270 13,215,000      PRN         SOLE             13,215,000
Avaya              Note     10/3   053499AA7   2,283  4,474,000      PRN         SOLE              4,474,000
Ciena Corp.        Note 3.75 2/0   171779AA9   2,578  3,088,000      PRN         SOLE              3,088,000
Corning            DBCV     11/0   219350AJ4   4,999  6,720,000      PRN         SOLE              6,720,000
Curagen Corp       SDCV 6.0  2/0   23126RAC5   7,364  9,190,000      PRN         SOLE              9,190,000
LSI LOgic          Note 4.25 3/1   502161AD4   6,297  6,254,000      PRN         SOLE              6,254,000
ONI Systems        Note 5.0 10/1   68273FAA1   5,454  5,708,000      PRN         SOLE              5,708,000
Quanta Svcs        Note 4.0  7/0   74762EAA0   7,129  8,752,000      PRN         SOLE              8,752,000
Sepracor           SDCV 7.0 12/1   817315AH7  11,971 11,618,000      PRN         SOLE             11,618,000
Shaw Group         Note      5/0   820280AC9  10,656 16,489,000      PRN         SOLE             16,489,000
Transamerica       SDCV 10.0 7/2   89351VAA7     345    345,000      PRN         SOLE                345,000
Vishay Inter Tech  Note      6/0   928298AD0   2,041  3,500,000      PRN         SOLE              3,500,000
WMX Technologies   Note 2.0  1/2   92929QAF4   1,083  1,161,000      PRN         SOLE              1,161,000
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